POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 2, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 30, 2013

Effective immediately, on page 7, the first sentence in the section titled “Investment Policies and Risks—Lending Portfolio Securities” is deleted and replaced with the following:

Lending Portfolio Securities. Each of PowerShares Buyback AchieversTM Portfolio, PowerShares Cleantech™ Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Growth Portfolio, PowerShares Fundamental Pure Small Value Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares Golden Dragon China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend Achievers™ Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares NASDAQ Internet Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares Zacks Micro Cap Portfolio may lend their portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income.

Effective immediately, beginning on page 60, the first sentence in the section titled “Management—Securities Lending Agents” is deleted and replaced with the following:

Securities Lending Agents. Brown Brothers Harriman & Co. (“BBH”) acts as the securities lending agent for PowerShares Buyback AchieversTM Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Growth Portfolio, PowerShares Fundamental Pure Small Value Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend Achievers™ Portfolio, PowerShares NASDAQ Internet Portfolio and PowerShares WilderHill Progressive Energy Portfolio. Citibank N.A. (“Citi”) acts as the securities lending agent for PowerShares Cleantech™ Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Golden Dragon China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares Zacks Micro Cap Portfolio.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-3 010214